Long-Term Investments and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments	Long-term investments are detailed below:

	December 31, 2024	December 31, 2023
Cost-method investments	20	22
Other long-term investments	51	—
Total	71	22